Summary of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 30, 2016
Summary of Business and Significant Accounting Policies
Schedule of accumulated other comprehensive loss

For the year ended December 30, 2016, changes to accumulated other comprehensive loss are as follows:

($ in thousands)	2016
Benefit plans:
Balance at beginning of year	$(225,669)
Benefit plan adjustments	72,402
Noncontrolling interest in Halcrow Group Limited	12,890
Other comprehensive income recognized during the year	7,145
Balance at end of year	$(133,232)
Foreign currency translation:
Balance at beginning of year	$(49,035)
Other comprehensive loss recognized during the year	(27,141)
Balance at end of year	$(76,176)